Properties, Plant and Equipment, Net	12 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Properties, Plant and Equipment, Net
4. Properties, Plant and Equipment
Properties, plant, and equipment consisted of the following at June 30:

Asset category	Depreciation method	Estimated useful life (in years)	2022	2021
			(in thousands)
Land	N/A	—	$1,533	$658
Buildings	Straight-line	7-15	873	717
Vehicles	Straight-line	5	276	73
Plant and equipment	Straight-line	5-10	340	92

			3,022	1,540
Less accumulated depreciation			(151)	(45)

Properties, plant and equipment, net			$2,871	$1,495

We recognized depreciation expense of $106
thousand and
$31 thousand for the years ended June 30, 2022 and 2021, respectively.